Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant accounting policies
Schedule of estimated useful lives of property, plant and equipment

–	Laboratory equipment	5-10 years
–	Office and IT equipment	3-6 years
–	Leasehold improvements	over the term of the lease

Schedule of new standards and interpretations not yet adopted

Standard/interpretation	Effective Date [1]

Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current	January 1, 2024
Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies	January 1, 2023
Amendments to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates	January 1, 2023
Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction	January 1, 2023
Amendments to IFRS 16 Leases: Lease Liability in a Sale and Leaseback	January 1, 2024

[1] Shall apply for periods beginning on or after the date shown in the effective date column.